UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: April 30, 2011

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Emerging Markets Debt Fund

QUARTERLY REPORT

April 30, 2011

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11

Issuer	Shares/Par	Value ($)
Bonds – 91.1%
Foreign Bonds – 91.1%
Argentina – 6.0%
Banco de la Provincia de Buenos Aires, 11.75%, 2015 (n)	$7,682,000	$8,008,485
Banco Provincia del Neuquen S.A., 7.875%, 2021 (z)	4,637,000	4,671,777
Republic of Argentina, 7%, 2017	30,434,164	27,396,665
Republic of Argentina, 8.75%, 2017	33,372,000	34,039,440
Republic of Argentina, 2.5%, to 2019, 3.75% to 2029, 5.25% to 2038	105,973,000	45,939,296
Republic of Argentina, FRN, 0.467%, 2012	35,305,450	34,135,021
Republic of Argentina, FRN, 8.28%, 2033	39,223,679	34,909,074

		$189,099,758

Brazil – 8.5%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$15,693,000	$15,353,780
Banco PanAmericano S.A., 5.5%, 2015	12,599,000	12,475,040
Banco PanAmericano S.A., 8.5%, 2020 (n)	5,403,000	5,821,732
Banco PanAmericano S.A., 8.5%, 2020	2,372,000	2,555,830
Banco Votorantim S.A., 5.25%, 2016 (n)	8,338,000	8,421,380
Banco Votorantim S.A., 7.375%, 2020 (n)	5,064,000	5,317,200
Banco Votorantim S.A., 7.375%, 2020	979,000	1,027,950
BFF International Ltd., 7.25%, 2020	781,000	862,029
BFF International Ltd., 7.25%, 2020 (n)	3,472,000	3,832,220
BNDES Participacoes S.A., 6.5%, 2019 (n)	2,874,000	3,161,400
BNDES Participacoes S.A., 6.5%, 2019	5,733,000	6,306,300
BNDES Participacoes S.A., 5.5%, 2020 (n)	3,993,000	4,078,850
BNDES Participacoes S.A., 5.5%, 2020	1,831,000	1,870,367
CCL Finance Ltd., 9.5%, 2014 (n)	6,812,000	7,935,980
CCL Finance Ltd., 9.5%, 2014	3,917,000	4,563,305
Cosan Finance Ltd., 7%, 2017	8,923,000	9,636,840
Federative Republic of Brazil, 6%, 2017	5,634,000	6,408,675
Federative Republic of Brazil, 5.875%, 2019	2,500,000	2,807,500
Federative Republic of Brazil, 4.875%, 2021	8,925,000	9,215,062
Federative Republic of Brazil, 8.875%, 2024	3,823,000	5,247,068
Federative Republic of Brazil, 8.25%, 2034	14,643,000	19,475,190
Fibria Overseas Finance, 6.75%, 2021 (n)	11,688,000	12,301,620
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	5,847,000	6,095,497
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049	9,739,000	10,152,907
Hypermarcas S.A., 6.5%, 2021 (z)	9,513,000	9,608,130
Net Servicos de Comunicacao S.A., 7.5%, 2020	8,317,000	9,481,380
Odebrecht Finance Ltd., 6%, 2023 (z)	8,831,000	8,808,922
Petrobras International Finance Co., 7.875%, 2019	20,359,000	24,027,285
Petrobras International Finance Co., 5.375%, 2021	14,900,000	15,110,656
Petrobras International Finance Co., 6.75%, 2041	8,225,000	8,560,802
Vale Overseas Ltd., 5.625%, 2019	5,695,000	6,060,761
Vale Overseas Ltd., 4.625%, 2020	8,382,000	8,292,489
Vale Overseas Ltd., 6.875%, 2039	6,820,000	7,377,242
Virgolino de Oliveira Finance Ltd., 10.5%, 2018 (n)	7,730,000	8,329,075

		$270,580,464

Chile – 2.4%
Banco del Estado de Chile, 4.125%, 2020 (n)	$8,896,000	$8,343,754
Colbun S.A., 6%, 2020 (n)	9,168,000	9,502,274
Colbun S.A., 6%, 2020	1,500,000	1,554,692
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	4,858,000	4,583,533
Corporacion Nacional del Cobre de Chile, 6.15%, 2036	3,032,000	3,336,170
Empresa Nacional del Petroleo, 6.25%, 2019	5,942,000	6,366,271

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Foreign Bonds – continued
Chile – continued
Empresa Nacional del Petroleo, 5.25%, 2020 (n)		$9,088,000	$9,089,209
Inversiones CMPC S.A., 4.75%, 2018 (n)		9,963,000	9,830,173
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016		4,432,000	4,822,831
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020		1,164,000	1,197,392
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		9,697,000	9,975,178
Telefonica Moviles Chile, 2.875%, 2015 (n)		6,352,000	6,217,427

			$74,818,904

China – 3.4%
Bank of China (Hong Kong) Ltd., 5.55%, 2020		$1,380,000	$1,421,680
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)		10,992,000	11,323,991
China Forestry Holdings, 7.75%, 2015 (n)		3,190,000	2,456,300
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (z)		16,000,000	15,788,560
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (z)		11,911,000	11,979,059
Country Garden Holding Co., 11.125%, 2018 (n)		10,290,000	10,778,775
Franshion Development Ltd., 6.75%, 2021 (z)		9,442,000	9,371,185
Fufeng Group Ltd., 7.625%, 2016 (z)		4,451,000	4,311,906
Hyva Global B.V., 8.625%, 2016 (z)		6,135,000	6,312,466
Longfor Properties Co. Ltd., 9.5%, 2016 (z)		10,972,000	11,356,020
Sino-Forest Corp., 6.25%, 2017 (n)		3,355,000	3,296,287
Winsway Coking Coal Holdings Ltd., 8.5%, 2016 (z)		8,799,000	8,744,446
Yanlord Land Group Ltd., 10.625%, 2018 (z)		10,755,000	11,023,875

			$108,164,550

Colombia – 1.8%
Ecopetrol S.A., 7.625%, 2019		$11,867,000	$13,943,725
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)		4,779,000	5,412,217
Pacific Rubiales Energy Corp., 8.75%, 2016		2,114,000	2,394,105
Republic of Colombia, 7.375%, 2019		7,300,000	8,869,500
Republic of Colombia, 7.75%, 2021	COP	4,114,000,000	2,581,630
Republic of Colombia, 8.125%, 2024		$5,275,000	6,799,475
Republic of Colombia, 7.375%, 2037		3,614,000	4,409,080
Republic of Colombia, FRN, 2.116%, 2015		11,870,000	12,303,255

			$56,712,987

Croatia – 0.3%
Republic of Croatia, 6.375%, 2021 (z)		$8,412,000	$8,556,257

Dominican Republic – 0.5%
Dominican Republic, 9.04%, 2018		$3,199,143	$3,623,030
Dominican Republic, 7.5%, 2021 (n)		7,522,000	7,875,534
Dominican Republic, 8.625%, 2027		4,964,000	5,371,048

			$16,869,612

El Salvador – 0.7%
Republic of El Salvador, 7.375%, 2019 (n)		$3,416,000	$3,714,900
Republic of El Salvador, 7.375%, 2019		200,000	217,500
Republic of El Salvador, 7.75%, 2023		5,163,000	5,756,745
Republic of El Salvador, 8.25%, 2032		1,833,000	2,030,048
Republic of El Salvador, 7.625%, 2041 (n)		5,901,000	5,871,495
Telemovil Finance Co. Ltd., 8%, 2017 (n)		5,813,000	6,060,052

			$23,650,740

Gabon – 0.1%
Gabonese Republic, 8.2%, 2017		$2,629,000	$3,039,781

Georgia – 0.2%
Republic of Georgia, 6.875%, 2021 (z)		$7,042,000	$6,971,580

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Hungary – 2.0%
Republic of Hungary, 6.375%, 2021	$38,778,000	$40,232,175
Republic of Hungary, 7.625%, 2041	20,576,000	21,707,680

		$61,939,855

Indonesia – 4.4%
Berau Capital Resources, 12.5%, 2015 (n)	$5,441,000	$6,474,790
Berau Capital Resources, 12.5%, 2015	200,000	238,000
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	10,587,000	12,254,452
Majapahit Holding B.V., 7.75%, 2016	2,695,000	3,092,513
Majapahit Holding B.V., 8%, 2019 (n)	1,109,000	1,294,758
Majapahit Holding B.V., 8%, 2019	6,374,000	7,441,645
Majapahit Holding B.V., 7.75%, 2020	4,820,000	5,567,100
Majapahit Holding B.V., 7.75%, 2020 (n)	5,458,000	6,303,990
Republic of Indonesia, 6.875%, 2018 (n)	508,000	582,295
Republic of Indonesia, 6.875%, 2018	14,534,000	16,659,598
Republic of Indonesia, 11.625%, 2019 (n)	5,099,000	7,431,793
Republic of Indonesia, 11.625%, 2019	4,816,000	7,019,320
Republic of Indonesia, 5.875%, 2020 (n)	5,631,000	6,137,790
Republic of Indonesia, 5.875%, 2020	300,000	327,000
Republic of Indonesia, 4.875%, 2021 (z)	36,049,000	36,049,000
Republic of Indonesia, 8.5%, 2035	7,001,000	9,206,315
Republic of Indonesia, 7.75%, 2038	10,330,000	12,602,600

		$138,682,959

Jamaica – 0.5%
Digicel Group Ltd., 12%, 2014 (n)	$1,815,000	$2,128,088
Digicel Group Ltd., 8.875%, 2015	2,847,000	2,960,880
Digicel Group Ltd., 8.25%, 2017 (n)	3,979,000	4,217,740
Government of Jamaica, 8%, 2019	6,597,000	6,943,343

		$16,250,051

Kazakhstan – 2.5%
BTA Bank JSC, 10.75%, to 2013, 12.5% to 2018 (n)	$882,316	$925,329
BTA Bank JSC, 7.2%, 2025 (n)	199,918	135,944
Development Bank of Kazakhstan, 5.5%, 2015 (n)	30,508,000	31,957,130
Kazatomprom, 6.25%, 2015 (n)	7,325,000	7,782,813
Kazatomprom, 6.25%, 2015	650,000	690,625
KazMunaiGaz Finance B.V., 8.375%, 2013	4,285,000	4,767,063
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	1,611,000	1,792,238
KazMunaiGaz Finance B.V., 11.75%, 2015	15,204,000	19,005,000
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	9,150,000	11,437,500

		$78,493,642

Lithuania – 1.0%
Republic of Lithuania, 7.375%, 2020	$2,753,000	$3,117,772
Republic of Lithuania, 6.125%, 2021 (z)	26,502,000	27,562,080

		$30,679,852

Malaysia – 1.3%
Petronas Capital Ltd., 5.25%, 2019 (n)	$5,725,000	$6,101,075
Petronas Capital Ltd., 5.25%, 2019	32,066,000	34,172,416

		$40,273,491

Mexico – 9.0%
BBVA Bancomer S.A. Texas, 6.5%, 2021 (z)	$15,523,000	$15,852,833
CEMEX S.A.B. de C.V., 9%, 2018 (n)	7,202,000	7,463,072
CEMEX S.A.B. de C.V., 9%, 2018	300,000	310,875

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Foreign Bonds – continued
Mexico – continued
CEMEX S.A.B. de C.V., FRN, 5.301%, 2015 (z)		$10,803,000	$10,711,174
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)		1,724,000	1,905,020
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021 (n)		7,119,000	7,403,760
Pemex Project Funding Master Trust, 5.75%, 2018		30,776,000	32,962,604
Pemex Project Funding Master Trust, 6.625%, 2035		29,776,000	30,227,017
Pemex Project Funding Master Trust, 6.625%, 2038		6,751,000	6,823,641
Petroleos Mexicanos, 6%, 2020		15,164,000	16,217,898
Petroleos Mexicanos, 5.5%, 2021		19,645,000	20,126,302
Sigma Alimentos S.A., 5.625%, 2018 (z)		9,482,000	9,505,705
United Mexican States, 5.95%, 2019		11,086,000	12,455,121
United Mexican States, 5.125%, 2020		79,753,000	84,298,921
United Mexican States, 6.05%, 2040		7,756,000	8,046,850
United Mexican States, 5.75%, 2110		24,593,000	22,379,630

			$286,690,423

Nigeria – 0.2%
Afren PLC, 11.5%, 2016 (n)		$7,046,000	$7,556,835

Panama – 1.7%
Panama Canal Railway Co., 7%, 2026 (n)		$1,373,232	$1,242,775
Panama Canal Railway Co., 7%, 2026		6,260,212	5,665,492
Republic of Panama, 8.875%, 2027		12,733,000	17,501,509
Republic of Panama, 9.375%, 2029		14,255,000	20,534,328
Republic of Panama, 6.7%, 2036		6,793,000	7,659,108

			$52,603,212

Peru – 0.9%
Corporacion Pesquera Inca S.A.C., 9%, 2017 (n)		$2,789,000	$2,928,450
Corporacion Pesquera Inca S.A.C., 9%, 2017		1,148,000	1,205,400
IIRSA Norte Finance Ltd., 8.75%, 2024		3,808,907	4,246,931
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)		188,298	209,952
Republic of Peru, 7.35%, 2025		11,265,000	13,067,400
Southern Copper Corp., 7.5%, 2035		7,643,000	8,048,683

			$29,706,816

Philippines – 5.4%
National Power Corp., 6.875%, 2016 (n)		$477,000	$542,588
National Power Corp., 8.4%, 2016		786,000	951,060
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (n)		3,247,000	3,742,167
Republic of Philippines, 9.375%, 2017		9,915,000	12,740,775
Republic of Philippines, 7.5%, 2024		13,149,000	15,647,310
Republic of Philippines, 5.5%, 2026		44,094,000	43,928,647
Republic of Philippines, 6.375%, 2032		27,578,000	29,336,098
Republic of Philippines, 6.375%, 2034		55,412,000	59,221,575
Republic of Philippines, 6.25%, 2036	PHP	217,000,000	4,880,092

			$170,990,312

Poland – 0.3%
Republic of Poland, 5.125%, 2021		$10,603,000	$10,618,904

Qatar – 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		$2,707,000	$3,077,055
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019		1,800,000	2,046,065
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020		3,730,120	3,929,681

			$9,052,801

Russia – 12.6%
Alfa Bank, 7.75%, 2021 (z)		$10,903,000	$11,066,545

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Russia – continued
ALROSA Finance S.A., 7.75%, 2020 (n)	$2,010,000	$2,165,775
Gaz Capital S.A., 8.125%, 2014 (n)	1,130,000	1,295,997
Gaz Capital S.A., 8.125%, 2014	44,475,000	51,008,378
Gaz Capital S.A., 8.146%, 2018	7,009,000	8,235,575
Gaz Capital S.A., 9.25%, 2019	7,681,000	9,582,048
LUKOIL International Finance B.V., 6.125%, 2020 (n)	10,502,000	10,685,785
Novatek Finance Ltd., 5.326%, 2016 (n)	6,542,000	6,768,778
Novatek Finance Ltd., 6.604%, 2021 (n)	10,616,000	11,173,340
OJSC Russian Agricultural Bank, 7.75%, 2018	2,431,000	2,719,681
Russian Federation, 5%, 2020	37,200,000	37,665,000
Russian Federation, 5%, 2020 (n)	31,200,000	31,590,000
Russian Federation, 7.5%, 2030	137,418,902	160,436,568
SCF Capital Ltd., 5.375%, 2017 (n)	13,558,000	13,372,255
VEB Finance Ltd., 6.902%, 2020 (n)	18,389,000	19,722,202
VimpelCom Ltd., 6.493%, 2016 (n)	5,737,000	5,966,480
VimpelCom Ltd., 7.748%, 2021 (n)	14,371,000	15,161,405

		$398,615,812

Serbia – 0.2%
Republic of Serbia, 6.75%, 2024	$5,485,200	$5,540,052

South Africa – 2.2%
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	$12,973,000	$12,523,732
Myriad International Holdings B.V., 6.375%, 2017 (n)	7,486,000	8,010,020
Republic of South Africa, 6.875%, 2019	5,145,000	5,986,208
Republic of South Africa, 5.5%, 2020	19,577,000	20,800,562
Republic of South Africa, 6.25%, 2041	9,627,000	9,963,945
Transnet Ltd., 4.5%, 2016 (n)	10,927,000	11,187,587

		$68,472,054

Sri Lanka – 0.2%
Republic of Sri Lanka, 6.25%, 2020 (n)	$7,351,000	$7,378,934

Thailand – 0.3%
PTTEP Canada International Finance Ltd., 5.692%, 2021 (z)	$9,353,000	$9,455,969

Trinidad & Tobago – 0.7%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	$2,786,000	$3,329,270
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	9,349,000	11,172,055
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	7,797,959	7,934,423

		$22,435,748

Turkey – 7.7%
Isbank GmbH, 5.1%, 2016 (n)	$7,896,000	$7,939,335
Republic of Turkey, 7.25%, 2015	3,595,000	4,109,085
Republic of Turkey, 7.5%, 2017	7,242,000	8,509,350
Republic of Turkey, 6.75%, 2018	9,092,000	10,333,058
Republic of Turkey, 7%, 2019	25,553,000	29,385,950
Republic of Turkey, 7.5%, 2019	30,469,000	36,181,938
Republic of Turkey, 7%, 2020	25,002,000	28,689,795
Republic of Turkey, 5.625%, 2021	49,375,000	51,251,250
Republic of Turkey, 7.375%, 2025	26,400,000	31,086,000
Republic of Turkey, 11.875%, 2030	7,519,000	12,752,224
Republic of Turkey, 8%, 2034	7,125,000	8,788,688
Turkiye Garanti Bankasi A.S., 6.25%, 2021 (z)	15,678,000	15,560,415

		$244,587,088

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer			Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Ukraine – 2.2%
Biz Finance PLC, 8.375%, 2015			$13,348,000	$14,032,085
Ferrexpo Finance PLC, 7.875%, 2016 (z)			12,328,000	12,729,415
Government of Ukraine, 6.875%, 2015 (n)			4,371,000	4,561,138
Government of Ukraine, 7.75%, 2020 (n)			3,479,000	3,635,555
Government of Ukraine, 7.95%, 2021 (n)			5,984,000	6,259,264
Metinvest B.V., 8.75%, 2018 (n)			5,917,000	6,345,982
Naftogaz Ukraine, 9.5%, 2014			19,662,000	21,652,778

				$69,216,217

United States – 0.3%
NII Holdings, Inc., 7.625%, 2021			$7,920,000	$8,375,400

Uruguay – 1.6%
Navios S.A. Logistics, Inc., 9.25%, 2019 (z)			$3,450,000	$3,519,000
Republic of Uruguay, 8%, 2022			31,255,728	39,147,799
Republic of Uruguay, 7.625%, 2036			5,732,000	6,892,730

				$49,559,529

Venezuela – 8.8%
Petroleos de Venezuela S.A., 5.25%, 2017			$14,991,200	$9,219,588
Petroleos de Venezuela S.A., 8.5%, 2017			17,285,000	12,531,625
Republic of Venezuela, 5.75%, 2016			26,166,000	20,082,405
Republic of Venezuela, 7%, 2018			14,870,000	10,594,875
Republic of Venezuela, 7.75%, 2019			81,672,000	56,353,680
Republic of Venezuela, 12.75%, 2022			60,335,000	52,642,287
Republic of Venezuela, 9%, 2023			14,793,000	10,111,016
Republic of Venezuela, 8.25%, 2024			59,747,000	38,238,080
Republic of Venezuela, 7.65%, 2025			26,478,000	16,217,775
Republic of Venezuela, 9.25%, 2027			74,512,000	54,095,712

				$280,087,043

Vietnam – 0.9%
Republic of Vietnam, 6.875%, 2016			$11,986,000	$12,944,257
Republic of Vietnam, 6.75%, 2020 (n)			3,402,000	3,555,090
Republic of Vietnam, 6.75%, 2020			13,068,000	13,656,060

				$30,155,407

Total Bonds				$2,885,883,039

	Strike Price	First Exercise
Warrants – 0.0%

Issuer
Foreign Warrants – 0.0%
United Mexican States (13 shares for 1 warrant) (a)	$97.75	1/26/11	$7,454	$18,635

Total Warrants				$18,635

Money Market Funds (v) – 9.2%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value			292,449,480	$292,449,480

Total Investments				$3,178,351,154

Other Assets, Less Liabilities – (0.3)%				(9,373,612)

Net Assets – 100.0%				$3,168,977,542

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $538,645,641, representing 17.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Alfa Bank, 7.75%, 2021	4/19/11 - 4/21/11	$10,919,116	$11,066,545
BBVA Bancomer S.A. Texas, 6.5%, 2021	3/03/11 - 3/30/11	15,342,930	15,852,833
Banco Provincia del Neuquen S.A., 7.875%, 2021	4/15/11	4,610,269	4,671,777
CEMEX S.A.B. de C.V., FRN, 5.301%, 2015	3/29/11	10,696,606	10,711,174
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021	4/20/11 - 4/21/11	15,669,087	15,788,560
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041	4/20/11	11,650,413	11,979,059
Ferrexpo Finance PLC, 7.875%, 2016	3/31/11	12,328,000	12,729,415
Franshion Development Ltd., 6.75%, 2021	4/08/11 - 4/26/11	9,438,745	9,371,185
Fufeng Group Ltd., 7.625%, 2016	4/06/11	4,451,000	4,311,906
Hypermarcas S.A., 6.5%, 2021	4/14/11	9,342,419	9,608,130
Hyva Global B.V., 8.625%, 2016	3/17/11 - 3/22/11	6,141,489	6,312,466
Longfor Properties Co. Ltd., 9.5%, 2016	3/31/11	10,972,000	11,356,020
Navios S.A. Logistics, Inc., 9.25%, 2019	4/06/11	3,450,000	3,519,000
Odebrecht Finance Ltd., 6%, 2023	3/25/11	8,831,000	8,808,922
PTTEP Canada International Finance Ltd., 5.692%, 2021	3/29/11	9,353,000	9,455,969
Republic of Croatia, 6.375%, 2021	3/16/11	8,265,893	8,556,257
Republic of Georgia, 6.875%, 2021	4/07/11	6,967,750	6,971,580
Republic of Indonesia, 4.875%, 2021	4/27/11	35,419,584	36,049,000
Republic of Lithuania, 6.125%, 2021	3/02/11 - 4/04/11	26,771,898	27,562,080
Sigma Alimentos S.A., 5.625%, 2018	4/07/11	9,403,071	9,505,705
Turkiye Garanti Bankasi A.S., 6.25%, 2021	4/14/11	15,535,018	15,560,415
Winsway Coking Coal Holdings Ltd., 8.5%, 2016	4/01/11	8,799,000	8,744,446
Yanlord Land Group Ltd., 10.625%, 2018	3/22/11 - 4/21/11	10,816,012	11,023,875

Total Restricted Securities			$269,516,319
% of Net Assets			8.5%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$2,358,304,587	$—	$2,358,304,587
Corporate Bonds	—	8,375,400	—	8,375,400
Foreign Bonds	—	519,221,687	—	519,221,687
Mutual Funds	292,449,480	—	—	292,449,480

Total Investments	$292,449,480	$2,885,901,674	$—	$3,178,351,154

Other Financial Instruments
Futures	$729,981	$—	$—	$729,981
Swaps	—	(2,328,371)	—	(2,328,371)
Forward Currency Contracts	—	4,566,841	—	4,566,841

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,054,636,722

Gross unrealized appreciation	$133,737,027
Gross unrealized depreciation	(10,022,595)

Net unrealized appreciation (depreciation)	$123,714,432

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 4/30/11

Forward Foreign Currency Exchange Contracts at 4/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CNY	Barclays Bank PLC	55,229,000	5/06/11 - 10/21/11	$8,498,483	$8,548,217	$49,734
BUY	CNY	Credit Suisse Group	92,123,000	5/06/11	14,099,021	14,196,336	97,315
BUY	CNY	Deutsche Bank AG	54,410,319	10/21/11 - 10/24/11	8,463,927	8,491,634	27,707
BUY	CNY	HSBC Bank	20,908,000	5/17/11	3,188,653	3,225,227	36,574
BUY	CNY	JPMorgan Chase Bank N.A.	159,677,000	5/17/11 - 6/15/11	24,360,146	24,632,779	272,633
BUY	CNY	Morgan Stanley Capital Services, Inc.	17,987,681	10/24/11	2,803,348	2,807,704	4,356
BUY	EUR	JPMorgan Chase Bank N.A.	878,603	7/12/11	1,253,722	1,298,833	45,111
BUY	IDR	Credit Suisse Group	51,409,112,000	5/11/11	5,699,458	5,994,352	294,894
BUY	IDR	HSBC Bank	120,781,730,000	5/23/11	13,783,018	14,053,137	270,119
BUY	IDR	JPMorgan Chase Bank N.A.	69,030,654,000	5/11/11 - 5/26/11	7,853,357	8,036,695	183,338
BUY	MXN	Barclays Bank PLC	55,005,000	5/12/11	4,677,893	4,774,329	96,436
BUY	MXN	Citibank N.A.	120,722,842	7/05/11 - 7/12/11	10,106,036	10,425,704	319,668
BUY	MXN	HSBC Bank	214,127,000	6/13/11 - 7/12/11	18,036,088	18,500,830	464,742
BUY	MXN	Morgan Stanley Capital Services, Inc.	104,518,000	5/12/11 - 7/05/11	8,823,789	9,050,728	226,939
BUY	MYR	Barclays Bank PLC	75,917,000	5/31/11 - 6/13/11	24,985,706	25,564,092	578,386
BUY	MYR	HSBC Bank	6,454,000	5/31/11	2,129,330	2,174,788	45,458
BUY	MYR	JPMorgan Chase Bank N.A.	32,268,000	5/31/11	10,663,230	10,873,267	210,037
BUY	PHP	Barclays Bank PLC	378,043,000	5/03/11	8,712,676	8,830,717	118,041
BUY	PHP	Deutsche Bank AG	775,897,516	5/03/11 - 5/11/11	17,841,519	18,120,988	279,469
BUY	PHP	HSBC Bank	207,276,400	5/11/11	4,744,253	4,839,733	95,480
BUY	PHP	JPMorgan Chase Bank N.A.	405,186,720	5/11/11 - 7/05/11	9,342,940	9,436,487	93,547
SELL	PHP	JPMorgan Chase Bank N.A.	307,491,000	5/03/11	7,201,194	7,182,691	18,503
BUY	RUB	Credit Suisse Group	216,100,000	6/15/11	7,832,548	7,857,990	25,442
BUY	SGD	Barclays Bank PLC	9,223,000	5/06/11	7,241,109	7,534,815	293,706
BUY	SGD	Deutsche Bank AG	9,071,500	7/12/11	7,193,865	7,411,189	217,324
BUY	SGD	HSBC Bank	9,071,500	7/12/11	7,195,377	7,411,189	215,812
BUY	SGD	JPMorgan Chase Bank N.A.	20,865,000	5/06/11 - 7/12/11	16,441,724	17,045,943	604,219
BUY	TRY	Credit Suisse Group	16,623,000	5/23/11	10,661,944	10,889,854	227,910
BUY	TRY	HSBC Bank	7,305,000	5/23/11	4,663,560	4,785,561	122,001
SELL	TRY	Credit Suisse Group	5,805,000	5/23/11	3,804,312	3,802,900	1,412
SELL	TRY	HSBC Bank	6,101,000	5/23/11	3,997,694	3,996,812	882
SELL	TRY	JPMorgan Chase Bank N.A.	12,040,000	5/23/11	7,890,425	7,887,496	2,929
BUY	ZAR	Barclays Bank PLC	338,000	6/14/11	48,277	51,192	2,915
BUY	ZAR	Deutsche Bank AG	338,000	6/14/11	48,295	51,192	2,897

							$5,545,936

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/11 - continued

(3) Derivative Contracts at 4/30/11 - continued

Forward Foreign Currency Exchange Contracts at 4/30/11 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	COP	HSBC Bank	4,590,168,943	6/10/11	$2,562,337	$2,593,899	$(31,562)
BUY	IDR	JPMorgan Chase Bank N.A.	41,525,620,000	7/26/11	4,789,576	4,777,604	(11,972)
SELL	IDR	Credit Suisse Group	51,479,678,000	5/11/11	5,833,391	6,002,580	(169,189)
SELL	IDR	HSBC Bank	41,728,543,000	5/23/11	4,723,095	4,855,179	(132,084)
SELL	IDR	JPMorgan Chase Bank N.A.	27,633,444,000	5/11/11	3,134,110	3,222,086	(87,976)
BUY	PHP	JPMorgan Chase Bank N.A.	307,491,000	6/24/11	7,226,580	7,162,744	(63,836)
SELL	PHP	Barclays Bank PLC	621,292,000	5/03/11 - 5/11/11	14,264,599	14,511,772	(247,173)
SELL	PHP	JPMorgan Chase Bank N.A.	36,080,000	7/05/11	833,256	839,949	(6,693)
SELL	PHP	Merrill Lynch International Bank	510,204,000	5/11/11	11,704,611	11,912,843	(208,232)
BUY	PLN	JPMorgan Chase Bank N.A.	20,912,000	7/05/11	7,851,913	7,831,535	(20,378)

							$(979,095)

Futures Contracts Outstanding at 4/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	340	41,187,813	June-2011	$793,697
U.S. Treasury Bond 30 yr (Long)	USD	216	26,433,000	June-2011	520,682

					1,314,379
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	225	26,655,469	June-2011	$(208,041)
U.S. Treasury Note 2 yr (Short)	USD	343	75,159,875	June-2011	(376,357)

					(584,398)

					$729,981

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/11 - continued

Swap Agreements at 4/30/11

Expiration		Notional Amount	Counterparty			Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
6/20/16	USD	18,780,000	Morgan Stanley Capital Services, Inc.	(a	)	1.00% (fixed rate)	(1)	$(1,246,646)
6/20/16	USD	3,870,000	Citibank	(b	)	1.00% (fixed rate)	(2)	(327,053)
6/20/16	USD	2,870,000	Goldman Sachs International	(c	)	1.00% (fixed rate)	(2)	(242,543)
6/20/16	USD	2,920,000	Merrill Lynch International	(d	)	1.00% (fixed rate)	(2)	(246,768)
6/20/16	USD	3,140,000	Morgan Stanley Capital Services, Inc.	(e	)	1.00% (fixed rate)	(2)	(265,361)

								$(2,328,371)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Hungary, 4.75%, 2/03/15, a Baa3 rated bond. The fund entered into the contract to gain issuer exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Vietnam, 6.875%, 1/15/16, a BB- rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $1,574,746.
(b)	Net unamortized premiums received by the fund amounted to $381,686.
(c)	Net unamortized premiums received by the fund amounted to $283,059.
(d)	Net unamortized premiums received by the fund amounted to $287,991
(e)	Net unamortized premiums received by the fund amounted to $309,688.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At April 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	345,957,595	1,029,969,399	(1,083,477,514)	292,449,480

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$567,771	$292,449,480

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/11 - continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2011, are as follows:

Russia	12.7%
Mexico	9.2%
Venezuela	9.0%
Brazil	8.7%
Turkey	7.9%
United States	6.8%
Argentina	6.1%
Philippines	5.5%
Indonesia	4.4%
Other Countries	29.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: June 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: June 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2011

*	Print name and title of each signing officer under his or her signature.